BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ (82)	$ (231)	$ 55	$ (593)
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance			16,072
Net cash flows from financing activities			99
Transfer to Held for sale			(42)
Other	(1,955)		(1,955)
Ending balance	14,174		14,174
Non-recourse borrowings | Subsidiary
Supplemental Borrowings [Roll Forward]
Other	$ 1,507		$ 1,507